SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility (weighted-average)	46.00%	69.40%
Expected volatility (weighted-average)	60.00%	95.00%
Expected dividends
Risk-free interest rate (based on US government bonds)	4.39%	4.19%
Risk-free interest rate (based on US government bonds)	4.45%	4.26%
Weighted-average grant date fair value	$ 4.73	$ 5.28
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 4.50	$ 4.31
Expected life (weighted-average)	2 years 5 months 15 days	3 years 10 months 24 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 5.10	$ 6.50
Expected life (weighted-average)	3 years 10 months 28 days	10 years